Condensed Financial Information of the Parent Company (Schedule of Statements of Comprehensive Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating expenses
Research and product development	¥ (601,402)	$ (86,620)	¥ (298,199)	¥ (104,881)
Sales and marketing	(1,908,424)	(274,870)	(1,154,155)	(434,191)
General and administrative	(658,790)	(94,885)	(385,442)	(166,988)
Other operating income	22,323	3,215	12,175	6,902
Total operating expenses	(3,146,293)	(453,160)	(1,825,621)	(699,158)
Loss from operations	(2,519,324)	(362,858)	(1,455,036)	(473,020)
Other income/(expenses)
Interest income	87,305	12,575	76,516	31,284
Foreign exchange losses, net	(9,734)	(1,402)	(83,118)	(5,334)
Other income, net	(2,553)	(368)	(1,336)	(788)
Loss before income tax expense	(2,444,306)	(352,053)	(1,462,974)	(447,858)
Net loss attributable to Tuniu Corporation	(2,427,091)	(349,574)	(1,459,379)	(447,858)
Accretion on redeemable noncontrolling interests	(106)	(15)
Deemed dividends to preferred shareholders				(15,606)
Net loss attributable to ordinary shareholders	(2,427,197)	(349,589)	(1,459,379)	(463,464)
Net loss	(2,427,091)	(349,574)	(1,459,379)	(447,858)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	233,900		188,106	(1,358)
Comprehensive loss	(2,193,191)	(315,885)	(1,271,273)	(449,216)
Parent Company [Member]
Operating expenses
Research and product development
Sales and marketing
General and administrative	(11,657)	(1,679)	(19,016)	(5,617)
Share of loss of subsidiaries and affiliated entities	(2,250,534)	(324,144)	(1,341,212)	(446,159)
Other operating income				415
Total operating expenses	(2,262,191)	(325,823)	(1,360,228)	(451,361)
Loss from operations	(2,262,191)	(325,823)	(1,360,228)	(451,361)
Other income/(expenses)
Interest income	1,418	204	19,183	6,619
Foreign exchange losses, net	(167,405)	(24,112)	(119,161)	(3,116)
Other income, net	1,087	157	827
Loss before income tax expense	(2,427,091)	(349,574)	(1,459,379)	(447,858)
Net loss attributable to Tuniu Corporation	(2,427,091)	(349,574)	(1,459,379)	(447,858)
Accretion on redeemable noncontrolling interests	(106)	(15)
Deemed dividends to preferred shareholders				(15,606)
Net loss attributable to ordinary shareholders	(2,427,197)	(349,589)	(1,459,379)	(463,464)
Net loss	(2,427,091)	(349,574)	(1,459,379)	(447,858)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	233,900	33,689	188,106	(1,358)
Comprehensive loss	¥ (2,193,191)	$ (315,885)	¥ (1,271,273)	¥ (449,216)